INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2012
Summary of Tax Credit Carryforwards [Table Text Block]
2025	$188,494
2026	$609,991
2027	$1,731,495
2028	$3,174,989
2029	$2,792,560
2030	$2,044,857
2031	$854,218
2032	$1,056,516
$12,453,120

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Federal statutory income tax rate	35.0%
Deferred tax asset valuation allowance	(35.0)%
Effective rate	(0.0)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Operating losses available to offset future income-taxes	$12,453,120	$11,387,337

Expected Income tax recovery at statutory rate of 35% (2011: 35.0%)	$(4,358,592)	$(3,985,568)
Valuation Allowance	$4,358,592	$3,985,568
Net deferred tax assets	-	-